Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
The following table presents the principal reasons why the effective income tax rate differed from the statutory federal income tax rate for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Statutory federal income tax rate:	35%	35%	35%
Increases (decreases) from:
Depreciation differences	(1)	(1)	(3)
Amortization of investment tax credit	(1)	(1)	(1)
State tax	5	4	5
Reserve for uncertain tax positions	—	1	(1)
Tax credits	—	(1)	(1)
Change in federal tax law(a)	—	—	2
Other permanent items(b)	(1)	—	—
Effective income tax rate	37%	37%	36%

(a)
Relates to change in taxation of prescription drug benefits to retiree participants from the enactment in 2010 of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010.

(b)	Permanent items are treated differently for book and tax purposes and primarily include nondeductible expense related to lobbying and stock issuance expenses.

Schedule Of Components Of Income Tax Expense (Benefit)
The following table presents the components of income tax expense for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Current taxes:
Federal	$40	$(6)	$3
State	9	(2)	(1)
Deferred taxes:
Federal	205	206	247
State	61	53	32
Deferred investment tax credits, amortization	(6)	(6)	(7)
Total income tax expense	$309	$245	$274

Schedule Of Deferred Tax Assets And Liabilities Resulting From Temporary Differences
The following table presents the deferred tax assets and deferred tax liabilities recorded as a result of temporary differences at December 31, 2012, and 2011:

	2012	2011
Accumulated deferred income taxes, net liability (asset):
Plant related	$3,512	$3,162
Deferred intercompany tax gain/basis step-up	39	54
Regulatory assets, net	73	73
Deferred employee benefit costs	(323)	(320)
Purchase accounting	(27)	(28)
ARO	(17)	(12)
Other(a)	(251)	(217)
Total net accumulated deferred income tax liabilities	$3,006	$2,712

(a)	Includes deferred tax assets related to net operating loss and tax credit carryforwards detailed in the table below.

Schedule Of Net Operating Loss Carryforwards And Tax Credit Carryforwards
The following table presents the components of deferred tax assets relating to net operating loss carryforwards and tax credit carryforwards at December 31, 2012:

2012
Net operating loss carryforwards:
Federal(a)	$173
State(b)	27
Total net operating loss carryforwards	$200
Tax credit carryforwards:
Federal(c)	$86
State(d)	25
State valuation allowance(e)	(2)
Total tax credit carryforwards	$109

(a)	These will begin to expire in 2028.

(b)	These will begin to expire in 2017.

(c)	These will begin to expire in 2029.

(d)	These will begin to expire in 2013.

(e)	This balance increased by $1 million during 2012.

Schedule Of Changes To Unrecognized Tax Benefits And Related Interest
A reconciliation of the change in the unrecognized tax benefit balance during the years ended December 31, 2012, 2011, and 2010, is as follows:

	2012	2011	2010
Unrecognized tax benefits - beginning of year	$148	$246	$135
Increases based on tax positions prior to current year	5	22	72
Decreases based on tax positions prior to current year	(13)	(125)	(38)
Increases based on tax positions related to current year	17	17	77
Changes related to settlements with taxing authorities	—	(10)	—
Decreases related to the lapse of statute of limitations	(1)	(2)	—
Unrecognized tax benefits - end of year	$156	$148	$246
Total unrecognized tax benefits that, if recognized, would affect the effective tax rates	$1	$1	$—

Reconciliation Of Changes In Liability For Interest On Unrecognized Tax Benefits
A reconciliation of the change in the liability for interest on unrecognized tax benefits during the years ended December 31, 2012, 2011, and 2010, is as follows:

	2012	2011	2010
Liability for interest - beginning of year	$5	$17	$8
Interest charges (income)	1	(11)	9
Interest payment	—	(1)	—
Liability for interest - end of year	$6	$5	$17